Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-39038
Entity Registrant Name	EQUINOX GOLD CORP.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1041
Entity Address, Address Line One	Suite 1501
Entity Address, Address Line Two	700 West Pender St.
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1G8
Country Region	1
City Area Code	604
Local Phone Number	558-0560
Title of 12(b) Security	Common Shares without par value
Trading Symbol	EQX
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	455,232,521
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001756607
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Country Region	1
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation